Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments under the operating leases
The Company has several non-cancelable operating leases, primarily for general office space, that expire over the next three years.  The Company has no capital leases at this time. Future minimum lease payments under these leases are as follows:

Year Ending March 31,	Operating Leases
2016	95
2017	129
2018	54
Total minimum lease payments	$278
Future minimum lease payments under these leases are as follows:
Year Ending March 31,	Operating Leases

2016	$126
2017	129
2018	54
Thereafter	-
Total minimum lease payments	$309